CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	4,480,845	3,755,209	0
Preferred stock, shares outstanding	4,480,845	3,755,209	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	250,000,000	100,000,000	100,000,000
Common Stock, shares issued	11,836,277	10,068,477	6,076,078
Common Stock, shares outstanding	11,836,277	10,068,477	6,076,078